Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Minimum Lease Payment under Noncancelable Operating Leases

Future minimum lease payment obligations under the Company’s noncancelable operating leases at December 31, 2015 were as follows:

Operating leasing
Year ending December 31:
2016	$1,547
2017	1,771
2018	1,821
2019	1,873
2020 and thereafter	14,923

Total	$21,935